CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Amortized cost	$ 184,257	$ 189,543